Property and Equipment - Summary of Property and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Balance		$ 3,143,060		$ 9,299,513
Impairment and disposals						$ (156,717)
Balance		3,185,754		3,143,060		9,299,513
Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Balance				6,149,408		4,139,627
Impairment and disposals	[1],[2]					(458,823)
Depreciation for the year						2,468,604
Balance						6,149,408
Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Balance		579,770		6,149,408
Impairment and disposals	[2]			(5,735,980)
Depreciation for the year		631,263		166,342
Effect of changes in foreign exchange rates		25,130
Balance		1,236,163		579,770		6,149,408
Carrying Amounts [Member]
Statement Line Items [Line Items]
Balance		3,143,060		9,299,513
Depreciation for the year
Balance		3,185,754		3,143,060		9,299,513
Equipment not Ready for Use [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Balance
Impairment and disposals	[2]						[1]
Depreciation for the year
Effect of changes in foreign exchange rates
Balance
Equipment not Ready for Use [Member] | Carrying Amounts [Member]
Statement Line Items [Line Items]
Balance		764,342		3,142,153
Depreciation for the year
Balance		227,147		764,342		3,142,153
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Balance				350,497		216,688
Impairment and disposals	[2]			(350,497)			[1]
Depreciation for the year		10,332				133,809
Effect of changes in foreign exchange rates		445
Balance		10,777				350,497
Leasehold Improvements [Member] | Carrying Amounts [Member]
Statement Line Items [Line Items]
Balance				316,845
Depreciation for the year
Balance		61,151				316,845
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Balance		511,806		5,411,757		3,665,782
Impairment and disposals	[2]			(5,044,288)		(455,158)	[1]
Depreciation for the year		609,803		144,337		2,201,133
Effect of changes in foreign exchange rates		24,405
Balance		1,146,014		511,806		5,411,757
Machinery and Equipment [Member] | Carrying Amounts [Member]
Statement Line Items [Line Items]
Balance		2,361,449		5,606,228
Depreciation for the year
Balance		2,848,643		2,361,449		5,606,228
Office Equipment [Member] | Accumulated Depreciation [Member]
Statement Line Items [Line Items]
Balance		67,964		387,154		257,157
Impairment and disposals	[2]			(341,195)		(3,665)	[1]
Depreciation for the year		11,128		22,005		133,662
Effect of changes in foreign exchange rates		280
Balance		79,372		67,964		387,154
Office Equipment [Member] | Carrying Amounts [Member]
Statement Line Items [Line Items]
Balance		17,269		234,287
Depreciation for the year
Balance		48,813		17,269		234,287
Cost [Member]
Statement Line Items [Line Items]
Balance		3,722,830		15,448,921		12,417,797
Additions		1,521,788		2,044,950		3,718,152
Reclassification						(3,000)	[1]
Impairment and disposals	[1]					(615,540)
Disposals		(897,727)	[3]	(13,810,311)	[2]
Effect of changes in foreign exchange rates		75,026		39,270		(68,488)
Balance		4,421,917		3,722,830		15,448,921
Cost [Member] | Equipment not Ready for Use [Member]
Statement Line Items [Line Items]
Balance		764,342		3,142,153		581,074
Additions		888,726		1,986,210		3,667,894
Reclassification		(519,366)				(1,086,895)	[1]
Impairment and disposals	[1]
Disposals		(897,727)	[3]	(4,388,762)	[2]
Effect of changes in foreign exchange rates		(8,828)		24,741		(19,920)
Balance		227,147		764,342		3,142,153
Cost [Member] | Leasehold Improvements [Member]
Statement Line Items [Line Items]
Balance				667,342		667,342
Additions		68,961
Reclassification							[1]
Impairment and disposals	[1]
Disposals			[3]	(667,342)	[2]
Effect of changes in foreign exchange rates		2,967
Balance		71,928				667,342
Cost [Member] | Machinery and Equipment [Member]
Statement Line Items [Line Items]
Balance		2,873,255		11,017,985		10,795,468
Additions		525,685		39,260
Reclassification		516,111				881,221	[1]
Impairment and disposals	[1]					(611,875)
Disposals			[3]	(8,198,519)	[2]
Effect of changes in foreign exchange rates		79,606		14,529		(46,829)
Balance		3,994,657		2,873,255		11,017,985
Cost [Member] | Office Equipment [Member]
Statement Line Items [Line Items]
Balance		85,233		621,441		373,913
Additions		38,416		19,480		50,258
Reclassification		3,255				202,674	[1]
Impairment and disposals	[1]					(3,665)
Disposals			[3]	(555,688)	[2]
Effect of changes in foreign exchange rates		1,281				(1,739)
Balance		$ 128,185		$ 85,233		$ 621,441

[1]	During 2018, $3,000 relating to certain property and equipment were reclassified to non current assets held for sale and was sold in December 2018 while $156,717 was recorded as an impairment loss and was included in discontinued operations.
[2]	On November 8, 2019, the Company disposed of property and equipment used in the operations DenseLight.
[3]	During 2020, the Company settled certain R&D expenses by transferring $897,727 worth of equipment to the supplier. The equipment was initially installed in the fabrication facility of the supplier who provided discounted R&D services to the Company. The equipment will be used by the supplier for volume production primarily for the benefit of the Company.